Citigroup Mortgage Loan Trust 2025-RP2 ABS-15G

Exhibit 99.1 - Schedule 6(c)

Exception Summary (Loan Grades)
Run Date - 4/11/2025 9:04:07 AM
Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	1,492	0	0	0	0	1,492
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	24	0	0	0	0	24
		Title Issue -	20	0	0	0	0	20
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	17	0	0	0	0	17
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	4	0	0	0	0	4
		Mortgagor Deceased - Not clear or no information on executor/heir	1	0	0	0	0	1
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Delinquent HOA Fees	1	0	0	0	0	1
		Legal action - ownership rights are endangered	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	1,561	0	0	0	0	1,561